Fair Value Measurement- Significant Unobservable Inputs (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013		Dec. 31, 2012		Dec. 31, 2011
Fair value measurements for assets using significant unobservable inputs
Transfers out of Level 3			$ (5)
Included in earnings (or changes in net assets)			39
Purchases			29
Sales			(68)
Settlements			(11)
Fair value at Dec. 31, 2013			271		365
Change in unrealized gains or (losses) for the period included in earnings (or changes in net assets) for assets held at the end of the reporting period			(24)
Fair value measurements for liabilities using significant unobservable inputs
Fair value at Dec. 31, 2012	224		314
Transfers out of Level 3	(17)		(8)
Included in earnings (or changes in net liabilities)	(125)
Settlements	(7)		(82)
Fair value at Dec. 31, 2013	75		224
Change in unrealized (gains) or losses for the period included in earnings (or changes in net assets) for liabilities held at the end of the reporting period	(29)		(30)
Debt and equity instruments
Fair value measurements for assets using significant unobservable inputs
Change in unrealized gains or (losses) for the period included in earnings (or changes in net assets) for assets held at the end of the reporting period	0
Derivative assets
Fair value measurements for assets using significant unobservable inputs
Change in unrealized gains or (losses) for the period included in earnings (or changes in net assets) for assets held at the end of the reporting period	(12)	[1]
Other Assets
Fair value measurements for assets using significant unobservable inputs
Transfers out of Level 3	0		0
Included in earnings (or changes in net assets)	1	[2]	(7)	[2]
Purchases	8		19
Sales	(24)		(55)
Settlements			(8)
Fair value at Dec. 31, 2013	105		120		157
Change in unrealized gains or (losses) for the period included in earnings (or changes in net assets) for assets held at the end of the reporting period	0		2
Total Assets
Fair value measurements for assets using significant unobservable inputs
Transfers out of Level 3	(19)
Included in earnings (or changes in net assets)	(7)
Purchases	8
Sales	(73)
Settlements	(41)
Fair value at Dec. 31, 2013	139		271
Change in unrealized gains or (losses) for the period included in earnings (or changes in net assets) for assets held at the end of the reporting period	(12)
Investment Management funds
Fair value measurements for assets using significant unobservable inputs
Transfers out of Level 3	0
Included in earnings (or changes in net assets)	2	[3]
Purchases	0
Sales	(46)
Fair value at Dec. 31, 2013	0		44
Change in unrealized gains or (losses) for the period included in earnings (or changes in net assets) for assets held at the end of the reporting period	0
Securities available-for-sale | State and political subdivisions
Fair value measurements for assets using significant unobservable inputs
Transfers out of Level 3	0		0
Included in earnings (or changes in net assets)	7	[4]	(3)	[4]
Purchases	0
Sales	0
Settlements	41		(3)
Fair value at Dec. 31, 2013	11		45		45
Securities available-for-sale | Other debt securities
Fair value measurements for assets using significant unobservable inputs
Transfers out of Level 3			0
Included in earnings (or changes in net assets)			3	[4]
Purchases			0
Sales			0
Settlements			0
Fair value at Dec. 31, 2013			0		3
Trading Assets | Debt and equity instruments
Fair value measurements for assets using significant unobservable inputs
Transfers out of Level 3	0		0
Included in earnings (or changes in net assets)	2	[5]	2	[5]
Purchases	0		0
Sales	(49)		(13)
Settlements			0
Fair value at Dec. 31, 2013	1		48		63
Change in unrealized gains or (losses) for the period included in earnings (or changes in net assets) for assets held at the end of the reporting period			(3)
Trading Assets | Derivative assets
Fair value measurements for assets using significant unobservable inputs
Transfers out of Level 3	(19)	[1]	(5)	[1]
Included in earnings (or changes in net assets)	(17)	[1],[5]	44	[1],[5]
Purchases	0	[1]	10	[1]
Sales	0	[1]	0	[1]
Settlements			0	[1]
Fair value at Dec. 31, 2013	22	[1]	58	[1]	97	[1]
Change in unrealized gains or (losses) for the period included in earnings (or changes in net assets) for assets held at the end of the reporting period			(23)	[1]
Trading Liabilities | Derivative liabilities
Fair value measurements for liabilities using significant unobservable inputs
Fair value at Dec. 31, 2012	224	[6]	314	[6]
Transfers out of Level 3	(17)	[6]	(8)	[6]
Included in earnings (or changes in net liabilities)	(125)	[5],[6]
Settlements	(7)	[6]	(82)	[5],[6]
Fair value at Dec. 31, 2013	75	[6]	224	[6]
Change in unrealized (gains) or losses for the period included in earnings (or changes in net assets) for liabilities held at the end of the reporting period	(29)	[6]	(30)	[6]
Investment Management funds
Fair value measurements for assets using significant unobservable inputs
Transfers out of Level 3			0
Included in earnings (or changes in net assets)			0	[3]
Purchases			44
Sales			0
Settlements			0
Fair value at Dec. 31, 2013			44		0
Change in unrealized gains or (losses) for the period included in earnings (or changes in net assets) for assets held at the end of the reporting period			$ 0

[1]	Derivative assets are reported on a gross basis.
[2]	Reported in investment and other income.
[3]	Reported in income from consolidated investment management funds.
[4]	Realized gains (losses) are reported in securities gains (losses). Unrealized gains (losses) are reported in accumulated other comprehensive income (loss) except for the credit portion of OTTI losses which are recorded in securities gains (losses).
[5]	Reported in foreign exchange and other trading revenue.
[6]	Derivative liabilities are reported on a gross basis.